Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Repurchase Agreements
schedule of Securities sold
December 31,	2020	2019

Period end balance	$38,727,312	$33,189,848
Average balance	29,687,950	33,545,527
Highest month-end balance	38,727,312	38,868,833
Weighted average interest rate	0.86%	0.89%

Pledged investment (1)
Amortized cost	59,546,509	45,637,025
Fair value	60,705,178	45,966,750